N-4	Oct. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Oct. 14, 2025
Amendment Flag	false
Nationwide Destination Future
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Service Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Nationwide Destination Future | DelawareVIPTrustNomuraVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)